Note 2 - Business Combinations (Details Textual) - Plateplus Inc. [Member] - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023
Business Combination, Consideration Transferred, Total	$ 76,500
Payments to Acquire Businesses, Gross	$ 71,700
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable			$ 4,800	$ 4,800
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares)	516,041			516,041
Goodwill, Ending Balance	$ 0
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual				$ 237,600
Selling, General and Administrative Expenses [Member]
Business Combination, Acquisition Related Costs				1,200
East Chicago and Granite City [Member]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual				19,000
Houston and Loudon [Member]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual				43,400
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual				$ 300
ABL Facility [Member] | JPMorgan Chase Bank N.A. [Member]
Business Combination, Consideration Transferred, Liabilities Incurred	$ 64,000	$ 7,900